Fair Value Measurements - Schedule Of Change In Fair Value Of The Warrant Liabilities (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - Beginning Balance		$ 4,787,000		$ 3,553,000
Fair value - Ending Balance			$ 4,787,000	4,787,000
Virgin Group Acquisition Corp. II [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - Beginning Balance	$ 9,020,019	6,608,051
Change in fair value	133,454	(3,971,240)	(3,479,873)
Fair value - Ending Balance	9,153,473	2,636,811	6,608,051	6,608,051
Virgin Group Acquisition Corp. II [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - Beginning Balance	8,776,387	0
Change in fair value	55,320		237,817
Fair value - Ending Balance	8,831,707		0	0
Virgin Group Acquisition Corp. II [Member] | Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - Beginning Balance	17,796,406	6,608,051
Change in fair value	188,774	(3,971,240)	(3,242,056)
Fair value - Ending Balance	$ 17,985,180	$ 2,636,811	$ 6,608,051	$ 6,608,051